United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-3352

(Investment Company Act File Number)

Federated Income Trust
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7000
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  1/31/09

Date of Reporting Period:  Six months ended 7/31/08

Item 1.                      Reports to Stockholders

Federated Investors
World-Class Investment Manager

Federated Income Trust

SEMI-ANNUAL SHAREHOLDER REPORT

July 31, 2008

Institutional Shares
Institutional Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights--Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 7/31/2008	Year Ended January 31,

		2008	2007	2006 [1]	2005	2004

Net Asset Value, Beginning of Period	$10.42	$10.18	$10.23	$10.53	$10.57	$10.65
Income From Investment Operations:
Net investment income	0.23	0.52	0.51	0.49	0.47	0.44
Net realized and unrealized gain (loss) on investments and futures contracts	(0.26)	0.25	(0.04)	(0.30)	(0.04)	(0.09)

TOTAL FROM INVESTMENT OPERATIONS	(0.03)	0.77	0.47	0.19	0.43	0.35

Less Distributions:
Distributions from net investment income	(0.25)	(0.53)	(0.52)	(0.49)	(0.47)	(0.43)

Net Asset Value, End of Period	$10.14	$10.42	$10.18	$10.23	$10.53	$10.57

Total Return[2]	(0.30)%	7.84%	4.77%	1.81%	4.17%	3.34%

Ratios to Average Net Assets:

Net expenses	0.61%[3]	0.60%	0.59%	0.59%	0.59%	0.59%

Net investment income	4.44%[3]	5.10%	5.01%	4.54%	4.46%	4.12%

Expense waiver/reimbursement[4]	0.08%[3]	0.09%	0.10%	0.15%	0.23%	0.21%

Supplemental Data:

Net assets, end of period (000 omitted)	$410,109	$401,373	$400,395	$452,050	$490,832	$545,727

Portfolio turnover[5]	27%	38%	87%	101%	57%	84%

1 Beginning with the year ended January 31, 2006, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

5 This calculation excludes purchases and sales from dollar-roll transactions.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 7/31/2008	Year Ended January 31,

		2008	2007	2006 [1]	2005	2004

Net Asset Value, Beginning of Period	$10.42	$10.18	$10.23	$10.53	$10.57	$10.65
Income From Investment Operations:
Net investment income	0.22	0.50	0.49	0.46	0.45	0.41
Net realized and unrealized gain (loss) on investments and futures contracts	(0.26)	0.25	(0.04)	(0.30)	(0.04)	(0.08)

TOTAL FROM INVESTMENT OPERATIONS	(0.04)	0.75	0.45	0.16	0.41	0.33

Less Distributions:
Distributions from net investment income	(0.24)	(0.51)	(0.50)	(0.46)	(0.45)	(0.41)

Net Asset Value, End of Period	$10.14	$10.42	$10.18	$10.23	$10.53	$10.57

Total Return[2]	(0.40)%	7.62%	4.55%	1.61%	3.96%	3.13%

Ratios to Average Net Assets:

Net expenses	0.81%[3]	0.81%	0.80%	0.80%	0.80%	0.80%

Net investment income	4.24%[3]	4.89%	4.81%	4.33%	4.24%	3.93%

Expense waiver/reimbursement[4]	0.13%[3]	0.27%	0.28%	0.29%	0.27%	0.25%

Supplemental Data:

Net assets, end of period (000 omitted)	$65,447	$65,540	$58,933	$57,824	$52,187	$57,790

Portfolio turnover[5]	27%	38%	87%	101%	57%	84%

1 Beginning with the year ended January 31, 2006, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

5 This calculation excludes purchases and sales from dollar-roll transactions.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2008 to July 31, 2008.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 2/1/2008	Ending Account Value 7/31/2008	Expenses Paid During Period[1]

Actual:

Institutional Shares	$1,000	$997.00	$3.03

Institutional Service Shares	$1,000	$996.00	$4.02

Hypothetical (assuming a 5% return before expenses):

Institutional Shares	$1,000	$1,021.83	$3.07

Institutional Service Shares	$1,000	$1,020.84	$4.07

1 Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Institutional Shares	0.61%

Institutional Service Shares	0.81%

Portfolio of Investments Summary Table

At July 31, 2008, the Fund’s portfolio composition1 was as follows:

Type of Investments	Percentage of Total Net Assets

U.S. Government Agency Mortgage-Backed Securities	111.2%

Derivative Contracts[2,3]	0.0%

Cash Equivalents[4]	4.6%

Repurchase Agreement--Collateral[5]	7.1%

Other Assets and Liabilities--Net[6]	(22.9)%

TOTAL	100.0%

1 See the Fund’s Prospectus and Statement of Additional Information for a description of the types of securities and derivative contracts in which the Fund invests.

2 Based upon net unrealized appreciation (depreciation) on the derivative contracts. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund’s performance may be larger than its net unrealized appreciation (depreciation) may indicate. In many cases, the notional value or notional principal amount of a derivative contract may provide a better indication of the contract’s significance to the portfolio. More complete information regarding the Fund’s direct investments in derivative contracts, including unrealized appreciation (depreciation) and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this report.

3 Represents less than 0.1%.

4 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

5 Includes repurchase agreements purchased with cash collateral or proceeds received in securities lending and/or dollar-roll transactions, as well as cash covering derivative contracts, when-issued and delayed delivery transactions.

6 Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

July 31, 2008 (unaudited)

Principal Amount			Value

		ADJUSTABLE RATE MORTGAGES--8.1%
		Federal Home Loan Mortgage Corporation--1.2%
$1,649,882		Federal Home Loan Mortgage Corp. ARM, 4.646%, 5/1/2038	$1,630,178
4,128,024		Federal Home Loan Mortgage Corp. ARM, 5.400%, 1/1/2036	4,144,447

		TOTAL	5,774,625

		Federal National Mortgage Association--6.9%
4,035,446		Federal National Mortgage Association ARM, 4.100%, 7/1/2036	3,985,521
2,449,160		Federal National Mortgage Association ARM, 4.660%, 8/1/2035	2,436,335
4,324,179		Federal National Mortgage Association ARM, 4.790%, 6/1/2038	4,235,522
1,835,808		Federal National Mortgage Association ARM, 4.870%, 6/1/2038	1,805,671
7,676,317		Federal National Mortgage Association ARM, 5.680%, 3/1/2037	7,829,034
4,612,731		Federal National Mortgage Association ARM, 5.700%, 12/1/2036	4,656,089
2,815,583		Federal National Mortgage Association ARM, 5.730%, 3/1/2036	2,877,425
4,770,138		Federal National Mortgage Association ARM, 5.750%, 2/1/2037	4,866,016

		TOTAL	32,691,613

		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $38,522,447)	38,466,238

		COLLATERALIZED MORTGAGE OBLIGATIONS--15.6%
		Federal Home Loan Mortgage Corporation--7.1%
8,441,914		Federal Home Loan Mortgage Corp. REMIC 3144 FB, 2.808%, 4/15/2036	8,198,028
9,234,735		Federal Home Loan Mortgage Corp. REMIC 3160 FD, 2.788%, 5/15/2036	8,970,180
5,533,737		Federal Home Loan Mortgage Corp. REMIC 3175 FE, 2.768%, 6/15/2036	5,371,538
9,363,969		Federal Home Loan Mortgage Corp. REMIC 3179 FP, 2.838%, 7/15/2036	9,176,859
1,862,776		Federal Home Loan Mortgage Corp. REMIC 3206 FE, 2.858%, 8/15/2036	1,809,392

		TOTAL	33,525,997

		Federal National Mortgage Association--8.5%
1,116,653		Federal National Mortgage Association REMIC 2005-63 FC, 2.711%, 10/25/2031	1,076,586
7,689,855		Federal National Mortgage Association REMIC 2006-104 FY, 2.801%, 11/25/2036	7,427,492
7,960,261		Federal National Mortgage Association REMIC 2006-115 EF, 2.821%, 12/25/2036	7,706,893
1,712,659		Federal National Mortgage Association REMIC 2006-43 FL, 2.861%, 6/25/2036	1,673,229
5,437,095		Federal National Mortgage Association REMIC 2006-58 FP, 2.761%, 7/25/2036	5,315,990
		COLLATERALIZED MORTGAGE OBLIGATIONS--continued
		Federal National Mortgage Association--continued
$7,822,900		Federal National Mortgage Association REMIC 2006-81 FB, 2.811%, 9/25/2036	$7,665,395
7,477,083		Federal National Mortgage Association REMIC 2006-85 PF, 2.841%, 9/25/2036	7,287,789
2,303,494		Federal National Mortgage Association REMIC 2006-93 FM, 2.841%, 10/25/2036	2,275,618

		TOTAL	40,428,992

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $75,991,925)	73,954,989

		MORTGAGE-BACKED SECURITIES--87.5%[1]
		Federal Home Loan Mortgage Corporation--40.5%
24,006,840		4.500%, 6/1/2019	23,433,398
50,658,019		5.000%, 2/1/2019 - 4/1/2036	48,674,101
58,892,841		5.500%, 12/1/2021 - 4/1/2036	58,196,219
55,786,395	[2]	6.000%, 10/1/2020 - 9/1/2038	56,287,750
808,145		6.500%, 9/1/2029	839,290
2,235,965		7.000%, 2/1/2031 - 3/1/2032	2,358,269
2,187,553		7.500%, 12/1/2022 - 2/1/2031	2,342,155
353,709		8.000%, 9/1/2014 - 11/1/2029	377,889
10,156		9.000%, 11/1/2009 - 2/1/2013	10,258
21,422		9.500%, 9/1/2016	23,515
11,194		11.500%, 12/1/2014	12,756

		TOTAL	192,555,600

		Federal National Mortgage Association--46.2%
22,270,928		5.000%, 7/1/2034 - 5/1/2038	21,338,301
70,497,706		5.500%, 9/1/2034 - 4/1/2036	69,379,289
93,571,178	[2,3]	6.000%, 6/1/2016 - 8/1/2038	94,284,302
29,241,781	[2]	6.500%, 12/1/2027 - 9/1/2038	30,008,020
2,342,653		7.000%, 7/1/2029 - 2/1/2032	2,475,199
496,226		7.500%, 3/1/2010 - 8/1/2031	525,663
471,240		8.000%, 12/1/2026	503,971
779,818		10.000%, 11/1/2009 - 3/1/2025	864,081
291,366		10.500%, 12/1/2019 - 4/1/2022	319,725

		TOTAL	219,698,551

Principal Amount or Shares			Value

		MORTGAGE-BACKED SECURITIES--continued[1]
		Government National Mortgage Association--0.8%
$3,243,424		7.000%, 6/15/2026 - 1/15/2032	$3,439,766
10,886		7.500%, 1/15/2031	11,586
319,934		8.000%, 11/15/2023 - 7/15/2030	346,305
204,160		8.500%, 6/15/2030	224,645

		TOTAL	4,022,302

		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $410,288,757)	416,276,453

		MUTUAL FUND--4.6%
22,044,374	[4,5]	Government Obligations Fund, Institutional Shares, 2.19% (AT NET ASSET VALUE)	22,044,374

		REPURCHASE AGREEMENT--7.1%
$33,753,000	[6]	Interest in $280,611,000 joint repurchase agreement 2.15%, dated 7/14/2008 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $281,113,761 on 8/13/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/1/2038 and the market value of those underlying securities was $286,530,910 (segregated pending settlement of dollar-roll transactions). (AT COST)	33,753,000

		TOTAL INVESTMENTS--122.9% (IDENTIFIED COST $580,600,503)[7]	584,495,054

		OTHER ASSETS AND LIABILITIES -- NET--(22.9)%[8]	(108,939,199)

		TOTAL NET ASSETS--100%	$475,555,855

At July 31, 2008, the Fund had outstanding futures contracts as follows:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation

9U.S. Treasury Notes 10-Year Long Futures	80	$9,186,250	September 2008	$53,577

Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities - Net.”

1 Due to monthly principal payments, the average lives of the Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, and Government National Mortgage Association securities approximates one to ten years.

2 All or a portion of these securities are subject to dollar-roll transactions.

3 Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.

4 Affiliated company.

5 7-Day net yield.

6 Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days’ notice.

7 The cost of investments for federal tax purposes amounts to $580,918,421.

8 Assets, other than investment in securities, less liabilities. See Statement of Assets and Liabilities.
A significant portion of this balance is the result of dollar-roll transactions as of July 31, 2008.

9 Non-income producing security.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2008.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1--Quoted Prices	$22,044,374	$53,577

Level 2--Other Significant Observable Inputs	562,450,680	0

Level 3--Significant Unobservable Inputs	0	0

TOTAL	$584,495,054	$53,577

* Other financial instruments include futures contracts.

The following acronyms are used throughout this portfolio:

ARM	--Adjustable Rate Mortgages
REMIC	--Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

July 31, 2008 (unaudited)

Assets:
Total investments in securities, at value including $22,044,374 of investments in an affiliated issuer (Note 5) (identified cost $580,600,503)		$584,495,054
Cash		2,268
Income receivable		1,921,903
Receivable for investments sold		58,189,938
Receivable for shares sold		285,629
Receivable for daily variation margin		57,500

TOTAL ASSETS		644,952,292

Liabilities:
Payable for investments purchased	$167,950,809
Payable for shares redeemed	689,765
Payable for Directors’/Trustees’ fees	656
Payable for shareholder services fee (Note 5)	79,426
Income distribution payable	653,989
Accrued expenses	21,792

TOTAL LIABILITIES		169,396,437

Net assets for 46,884,667 shares outstanding		$475,555,855

Net Assets Consist of:
Paid-in capital		$503,333,445
Net unrealized appreciation of investments and futures contracts		3,948,128
Accumulated net realized loss on investments and futures contracts		(30,668,469)
Distributions in excess of net investment income		(1,057,249)

TOTAL NET ASSETS		$475,555,855

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$410,108,827 ÷ 40,432,302 shares outstanding, no par value, unlimited shares authorized		$10.14

Institutional Service Shares:
$65,447,028 ÷ 6,452,365 shares outstanding, no par value, unlimited shares authorized		$10.14

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended July 31, 2008 (unaudited)

Investment Income:
Dividends received from an affiliated issuer (Note 5)			$376,405
Interest			11,544,502

TOTAL INCOME			11,920,907

Expenses:
Investment adviser fee (Note 5)		$944,074
Administrative personnel and services fee (Note 5)		184,200
Custodian fees		15,759
Transfer and dividend disbursing agent fees and expenses		99,823
Directors’/Trustees’ fees		7,963
Auditing fees		11,039
Legal fees		8,390
Portfolio accounting fees		55,506
Distribution services fee--Institutional Service Shares (Note 5)		37,814
Shareholder services fee--Institutional Shares (Note 5)		210,583
Shareholder services fee--Institutional Service Shares (Note 5)		57,097
Account administration fee--Institutional Shares		6,325
Account administration fee--Institutional Service Shares		21,892
Share registration costs		21,326
Printing and postage		20,219
Insurance premiums		1,848
Miscellaneous		9,891

TOTAL EXPENSES		1,713,749

Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(25,796)
Waiver of administrative personnel and services fee	(4,513)
Waiver of distribution services fee--Institutional Service Shares	(37,814)
Reimbursement of shareholder services fee--Institutional Shares	(135,547)

TOTAL WAIVERS AND REIMBURSEMENTS		(203,670)

Net expenses			1,510,079

Net investment income			10,410,828

Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments			(1,025,769)
Net realized gain on futures contracts			798,634
Net change in unrealized appreciation of investments			(11,348,188)
Net change in unrealized appreciation of futures contracts			(328,037)

Net realized and unrealized loss on investments and futures contracts			(11,903,360)

Change in net assets resulting from operations			$(1,492,532)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 7/31/2008	Year Ended 1/31/2008

Increase (Decrease) in Net Assets
Operations:
Net investment income	$10,410,828	$22,902,884
Net realized loss on investments and futures contracts	(227,135)	(192,086)
Net change in unrealized appreciation/depreciation of investments and futures contracts	(11,676,225)	11,829,142

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(1,492,532)	34,539,940

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(9,937,745)	(20,354,114)
Institutional Service Shares	(1,526,321)	(3,186,702)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(11,464,066)	(23,540,816)

Share Transactions:
Proceeds from sale of shares	67,677,002	114,119,336
Net asset value of shares issued to shareholders in payment of distributions declared	7,615,907	14,671,726
Cost of shares redeemed	(53,693,892)	(132,204,595)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	21,599,017	(3,413,533)

Change in net assets	8,642,419	7,585,591

Net Assets:
Beginning of period	466,913,436	459,327,845

End of period (including distributions in excess of net investment income of $(1,057,249) and $(4,011), respectively)	$475,555,855	$466,913,436

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

July 31, 2008 (unaudited)

1. ORGANIZATION

Federated Income Trust (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The primary investment objective of the Fund is current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Federal Taxes

It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund complies with the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), “Accounting for Uncertainty in Income Taxes.” As of and during the six months ended July 31, 2008, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2008, tax years 2005 through 2008 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

The Fund may transact in To Be Announced Securities (TBAs). As with other delayed delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.

Futures Contracts

The Fund purchases and sells financial futures contracts to manage cashflows, enhance yield and to potentially reduce transaction costs. Upon entering into a futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the six months ended July 31, 2008, the Fund had a net realized gain on futures contracts of $798,634.

Futures contracts outstanding at period end are listed after the Fund’s portfolio of investments.

Dollar-Roll Transactions

The Fund may engage in dollar-roll transactions in which the Fund sells mortgage-backed securities with a commitment to buy similar (same type, coupon and maturity), but not identical mortgage-backed securities on a future date at a lower price. Normally, one or both securities involved are TBA mortgage-backed securities. The Fund treats dollar-roll transactions as purchases and sales. Dollar-rolls are subject to interest rate risks and credit risks.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 7/31/2008		Year Ended 1/31/2008

Institutional Shares:	Shares	Amount	Shares	Amount

Shares sold	5,797,586	$59,590,809	8,916,356	$90,926,128
Shares issued to shareholders in payment of distributions declared	631,589	6,487,082	1,201,740	12,241,028
Shares redeemed	(4,500,448)	(46,173,018)	(10,963,709)	(111,505,781)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	1,928,727	$19,904,873	(845,613)	$(8,338,625)

	Six Months Ended 7/31/2008		Year Ended 1/31/2008

Institutional Service Shares:	Shares	Amount	Shares	Amount

Shares sold	787,935	$8,086,193	2,284,350	$23,193,208
Shares issued to shareholders in payment of distributions declared	109,884	1,128,825	238,618	2,430,698
Shares redeemed	(732,667)	(7,520,874)	(2,027,471)	(20,698,814)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	165,152	$1,694,144	495,497	$4,925,092

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	2,093,879	$21,599,017	(350,116)	$(3,413,533)

4. FEDERAL TAX INFORMATION

At July 31, 2008, the cost of investments for federal tax purposes was $580,918,421. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $3,576,633. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $6,285,966 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,709,333.

At January 31, 2008, the Fund had a capital loss carryforward of $31,545,596 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount

2009	$11,425,873

2013	$6,036,741

2014	$3,248,604

2015	$9,330,921

2016	$1,503,457

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund’s investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended July 31, 2008, the Adviser voluntarily waived $8,733 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds

0.150%	on the first $5 billion

0.125%	on the next $5 billion

0.100%	on the next $10 billion

0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended July 31, 2008, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $4,513 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Institutional Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.05% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended July 31, 2008, FSC voluntarily waived its entire fee of $37,814. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. On November 15, 2007, the Fund’s Trustees approved an amendment to the Plan to reduce the distribution services fee for the Fund’s Institutional Service Shares from 0.25% to 0.05%. The amendment to the Plan became effective for the Fund on March 31, 2008.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund’s Institutional Shares and Institutional Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended July 31, 2008, FSSC voluntarily reimbursed $135,547 of shareholder services fees. For the six months ended July 31, 2008, FSSC did not receive any fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights) paid by the Fund’s Institutional Shares and Institutional Service Shares (after the voluntary waivers and reimbursements) will not exceed 0.62% and 0.83%, respectively, for the fiscal year ending January 31, 2009. Although these actions are voluntary, the Adviser and its affiliates have agreed to continue these waivers and/or reimbursements at least through March 31, 2009.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended July 31, 2008, the Adviser reimbursed $17,063. Transactions with the affiliated company during the six months ended July 31, 2008 were as follows:

Affiliate	Balance of Shares Held 2/1/2008	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 7/31/2008	Value	Dividend Income

Government Obligations Fund, Institutional Shares	--	87,567,633	65,523,259	22,044,374	$22,044,374	$376,405

6. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of July 31, 2008, there were no outstanding loans. During the six months ended July 31, 2008, the Fund did not utilize the LOC.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of July 31, 2008, there were no outstanding loans. During the six months ended July 31, 2008, the program was not utilized.

8. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated’s first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General (“NYAG”), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys’ fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares, or other adverse consequences for the Federated Funds.

9. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, FASB released Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of adopting FAS 161 and its impact on the financial statements and the accompanying notes.

Evaluation and Approval of Advisory
Contract--May 2008

FEDERATED INCOME TRUST (THE “FUND”)

The Fund’s Board reviewed the Fund’s investment advisory contract at meetings held in May 2008. The Board’s decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds’ Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser’s fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser’s cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser’s relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser’s services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund’s advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer’s evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board’s formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board’s consideration of the advisory contract included review of the Senior Officer’s evaluation, accompanying data and additional reports covering such matters as: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund’s investment objectives; the Fund’s expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated’s responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board’s evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund’s performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund’s investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund’s ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund’s investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser’s investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated’s fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For the periods ending December 31, 2007, the Fund’s performance for the three-year period was above the median of the relevant peer group, and the Fund’s performance fell below the median of the relevant peer group for the one-year period. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated’s subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds’ administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated’s profit margins did not appear to be excessive and the Board agreed.

The Senior Officer’s evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer’s evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated’s fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund’s most recently completed fiscal year, the Fund’s investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer’s evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund’s advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board’s decision to approve the contract reflects its determination that Federated’s performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated’s website at FederatedInvestors.com. To access this information from the “Products” section of the website, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund’s page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC’s website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated’s website at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund’s page, click on the “Portfolio Holdings” link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated Securities Corp., Distributor

Cusip 314199100
Cusip 314199209

8082203 (9/08)

Federated is a registered mark of Federated Investors, Inc.
2008 ©Federated Investors, Inc.

Item 2.                      Code of Ethics

Not Applicable

Item 3.                      Audit Committee Financial Expert

Not Applicable

Item 4.                      Principal Accountant Fees and Services

Not Applicable

Item 5.                      Audit Committee of Listed Registrants

Not Applicable

Item 6.                      Schedule of Investments

Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.                      Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11.                      Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Income Trust

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	September 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	September 22, 2008

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	September 22, 2008